                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-07224
                                                      ---------

                 National Limited Maturity Municipals Portfolio
                 ----------------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                    March 31
                                    --------
                             Date of Fiscal Year End

                               September 30, 2004
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 2004 PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 98.6%

PRINCIPAL AMOUNT
(000'S OMITTED)           SECURITY                                                        VALUE
-----------------------------------------------------------------------------------------------------------
COGENERATION -- 2.2%

$       1,765     Carbon County, PA, IDA, (Panther Creek Partners), (AMT),
                  6.65%, 5/1/10                                                           $       1,910,948
          240     New Jersey EDA, (Trigen-Trenton), (AMT),
                  6.10%, 12/1/04                                                                    241,318
          985     Ohio Water Development Authority, Solid Waste Disposal,
                  (Bay Shore Power), (AMT), 6.625%, 9/1/20                                        1,007,419
          675     Pennsylvania EDA, (Resource Recovery- Northampton),
                  (AMT), 6.75%, 1/1/07                                                              698,409
        1,400     Pennsylvania EDA, (Resource Recovery-Colver), (AMT),
                  7.05%, 12/1/10                                                                  1,434,734
-----------------------------------------------------------------------------------------------------------
                                                                                          $       5,292,828
-----------------------------------------------------------------------------------------------------------

EDUCATION -- 4.1%

$       2,000     Illinois Educational Facility Authority, (Art Institute of
                  Chicago), 4.45%, 3/1/34                                                 $       2,003,400
        2,815     Missouri Health and Educational Facilities Authority,
                  (St. Louis University), 5.50%, 10/1/16                                          3,265,428
          850     New Hampshire HEFA, (Colby-Sawyer College),
                  7.20%, 6/1/12                                                                     897,430
          425     New Jersey Educational Facilities Authority, (Stevens
                  Institute of Technology), 5.00%, 7/1/11                                           459,965
        1,235     New Jersey Educational Facilities Authority, (Steven's
                  Institute of Technology), 5.00%, 7/1/12                                         1,335,801
        1,700     University of Illinois, 0.00%, 4/1/15                                           1,081,829
        1,000     University of Illinois, 0.00%, 4/1/16                                             602,070
-----------------------------------------------------------------------------------------------------------
                                                                                          $       9,645,923
-----------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 12.9%

$       1,000     Brazos River Authority, TX, (Reliant Energy, Inc.),
                  5.20%, 12/1/18                                                          $       1,096,870
        1,500     Brazos River Authority, TX, (Reliant Energy, Inc.),
                  5.375%, 4/1/19                                                                  1,502,445
        1,500     California Department of Water Resource Power Supply,
                  5.125%, 5/1/18                                                                  1,606,350
        3,000     Energy Northwest Washington Electric, (Columbia
                  Generating), 5.50%, 7/1/15                                                      3,428,040
        1,000     Illinois Development Finance Authority PCR, (AMT),
                  5.00%, 6/1/28                                                                   1,048,000
        2,500     New Hampshire Business Finance Authority Pollution
                  Control, (Central Maine Power Co.), 5.375%, 5/1/14                              2,699,425
        3,050     New York Energy Research and Development Authority
                  Facility, (AMT), Variable Rate, 6/1/36                                          3,076,443
        4,100     North Carolina Eastern Municipal Power Agency,
                  5.375%, 1/1/13                                                                  4,470,107
        4,000     North Carolina Municipal Power Agency, (Catawba),
                  5.50%, 1/1/13                                                                   4,440,200
$       1,000     North Carolina Municipal Power Agency, (Catawba),
                  6.375%, 1/1/13                                                          $       1,130,980
        1,250     Sam Rayburn, TX, Municipal Power Agency, Power Supply
                  System, 6.00%, 10/1/16                                                          1,367,375
        1,000     San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21                        1,006,010
        3,500     Wake County, NC, Industrial Facilities and Pollution Control
                  Financing Authority, (Carolina Power and Light Co.),
                  5.375%, 2/1/17                                                                  3,774,890
-----------------------------------------------------------------------------------------------------------
                                                                                          $      30,647,135
-----------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 6.0%

$       1,000     Arkansas State Student Loan Authority, (AMT),
                  Prerefunded to 6/1/06, 6.25%, 6/1/10                                    $       1,065,910
          140     Connecticut HEFA, (Sacred Heart University),
                  Prerefunded to 7/1/07, 6.00%, 7/1/08                                              156,986
          420     Florence, KY, Housing Facilities, (Bluegrass Housing),
                  Escrowed to Maturity, 7.25%, 5/1/07                                               431,172
          465     Forsyth County, GA, Hospital Authority, (Georgia Baptist
                  Health Care System), Escrowed to Maturity,
                  6.00%, 10/1/08                                                                    499,191
        3,500     Maricopa County, AZ, IDA, Multifamily, Escrowed to
                  Maturity, 6.45%, 1/1/17(1)                                                      3,881,220
          650     Maricopa County, AZ, IDA, Multifamily, Escrowed to
                  Maturity, 7.876%, 1/1/11                                                          753,694
        3,000     Massachusetts Turnpike Authority, Escrowed to Maturity,
                  5.00%, 1/1/20                                                                   3,313,110
        2,110     Metropolitan Transportation Authority of New York,
                  Prerefunded to 7/1/15, 5.50%, 7/1/17                                            2,471,907
        1,195     North Carolina Eastern Municipal Power Agency,
                  Escrowed to Maturity, 4.00%, 1/1/18                                             1,201,680
          490     Saint Tammany, LA, Public Trust Finance Authority,
                  (Christwood), Escrowed to Maturity, 8.75%, 11/15/05                               510,619
-----------------------------------------------------------------------------------------------------------
                                                                                          $      14,285,489
-----------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 3.9%

$       3,000     California, 5.25%, 7/1/13                                               $       3,393,900
        1,000     Keller, TX, Independent School District, 0.00%, 8/15/11                           778,260
          500     Kershaw County, SC, School District, 5.00%, 2/1/18                                535,840
        1,650     McAllen, TX, Independent School District, (PSF),
                  4.50%, 2/15/18                                                                  1,668,727
        1,500     New York City, NY, 5.625%, 12/1/13                                              1,673,295
        1,015     New York City, NY, 5.875%, 8/15/13                                              1,094,617
-----------------------------------------------------------------------------------------------------------
                                                                                          $       9,144,639
-----------------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 1.1%

$       2,000     Illinois HFA, (Lutheran Social Services),
                  6.125%, 8/15/10                                                         $       2,003,540

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)           SECURITY                                                        VALUE
-----------------------------------------------------------------------------------------------------------
HEALTH CARE-MISCELLANEOUS (CONTINUED)

$         150     Pittsfield Township, MI, EDC, (Arbor Hospice),
                  7.875%, 8/15/27                                                         $         144,306
          530     Tax Revenue Exempt Securities Trust, Community Health
                  Provider, (Pooled Loan Program Various States Trust
                  Certificates), 6.00%, 12/1/36                                                     540,158
-----------------------------------------------------------------------------------------------------------
                                                                                          $       2,688,004
-----------------------------------------------------------------------------------------------------------

HOSPITAL -- 9.1%

$         550     Colorado Health Facilities Authority, (Parkview Medical
                  Center), 5.75%, 9/1/09                                                  $         603,509
          500     Colorado Health Facilities Authority, (Parkview Memorial
                  Hospital), 6.125%, 9/1/25                                                         518,290
        2,500     Cuyahoga County, OH, (Cleveland Clinic Health System),
                  6.00%, 1/1/17                                                                   2,859,050
          100     Michigan Hospital Finance Authority, (Central Michigan
                  Community Hospital), 6.00%, 10/1/05                                               102,162
          100     Michigan Hospital Finance Authority, (Central Michigan
                  Community Hospital), 6.10%, 10/1/06                                               104,136
          225     Michigan Hospital Finance Authority, (Central Michigan
                  Community Hospital), 6.20%, 10/1/07                                               238,144
          545     Michigan Hospital Finance Authority, (Gratiot Community
                  Hospital), 6.10%, 10/1/07                                                         571,574
        2,000     Michigan Hospital Finance Authority, (Henry Ford Health
                  System), 5.50%, 3/1/14                                                          2,174,280
        1,000     Michigan Hospital Finance Authority, (Memorial Healthcare
                  Center), 5.875%, 11/15/21                                                       1,020,900
          300     New Hampshire HEFA, (Littleton Hospital Association),
                  5.45%, 5/1/08                                                                     304,113
        1,800     New York Dormitory Authority, (Methodist Hospital),
                  5.25%, 7/1/15                                                                   1,964,160
        2,055     New York Dormitory Authority, (Methodist Hospital),
                  5.25%, 7/1/16                                                                   2,230,353
        2,185     Oklahoma Development Finance Authority, (Hillcrest
                  Medical Center), 5.00%, 8/15/09                                                 2,394,738
        2,000     Orange County, FL, Health Facilities Authority, (Adventist
                  Health System), 5.25%, 11/15/18                                                 2,107,280
        2,000     Orange County, FL, Health Facilities Authority, (Adventist
                  Health System), 6.375%, 11/15/20                                                2,205,780
        2,000     South Carolina Jobs-Economic Development Authority,
                  (Palmetto Health Alliance), 6.00%, 8/1/12                                       2,212,400
-----------------------------------------------------------------------------------------------------------
                                                                                          $      21,610,869
-----------------------------------------------------------------------------------------------------------

HOUSING -- 0.6%

$         600     Georgia Private Colleges and Universities Authority,
                  Student Housing Revenue, (Mercer Housing Corp.),
                  6.00%, 6/1/31                                                           $         617,568
          685     Sandaval County, NM, Multifamily, 6.00%, 5/1/32                                   679,027
$         115     Texas Student Housing Corp., (University of
                  Northern Texas), 9.375%, 7/1/06                                         $         113,273
-----------------------------------------------------------------------------------------------------------
                                                                                          $       1,409,868
-----------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 5.5%

$         315     Austin, TX, (Cargoport Development LLC), (AMT),
                  7.50%, 10/1/07                                                          $         324,330
          430     Austin, TX, (Cargoport Development LLC), (AMT),
                  8.30%, 10/1/21                                                                    453,439
          500     Cartersville, GA, Development Authority Waste and
                  Wastewater Facility, (Anheuser-Busch), (AMT),
                  5.10%, 2/1/12                                                                     542,415
        1,320     Denver, CO, City and County Special Facilities,
                  (United Airlines), (AMT), 6.875%, 10/1/32                                         976,800
        1,630     Houston, TX, Industrial Development Corp., (AMT),
                  6.375%, 1/1/23                                                                  1,656,944
        1,000     Michigan Job Development Authority, (General
                  Motors Corp.), PCR, 5.55%, 4/1/09                                               1,001,580
        1,435     Mississippi Business Finance Corp., (Air Cargo),
                  (AMT), 7.25%, 7/1/34                                                            1,457,458
        1,440     New Jersey EDA, (Continental Airlines), (AMT),
                  6.25%, 9/15/19                                                                  1,135,714
        1,000     New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27(2)                           970,000
        1,500     Nez Perce County, ID, PCR, (Potlatch Corp.),
                  6.125%, 12/1/07                                                                 1,537,035
        2,825     Toledo Lucas County, OH, Port Authority, (Cargill, Inc.),
                  4.50%, 12/1/15                                                                  2,916,361
-----------------------------------------------------------------------------------------------------------
                                                                                          $      12,972,076
-----------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 1.1%

$       2,000     New York Dormitory Authority, (SUNY, NY), (XLCA),
                  5.25%, 7/1/32                                                           $       2,232,240
          500     Southern Illinois University, Housing and Auxiliary
                  Facilities, (MBIA), 0.00%, 4/1/17                                                 286,215
-----------------------------------------------------------------------------------------------------------
                                                                                          $       2,518,455
-----------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 4.8%

$         750     California Pollution Control Financing Authority, PCR,
                  (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16               $         812,993
        1,010     Energy Northwest Washington Electric, (FSA),
                  5.50%, 7/1/13                                                                   1,147,895
        2,000     Forsyth, MT, PCR, (Avista Corp.), (AMBAC),
                  5.00%, 10/1/32(3)                                                               2,177,160
        1,975     Long Island Power Authority, NY, Electric System Revenue,
                  (XLCA), 5.25%, 12/1/13                                                          2,231,098
        2,000     Long Island Power Authority, NY, Electric System Revenue,
                  (XLCA), 5.25%, 6/1/14                                                           2,257,080

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)           SECURITY                                                        VALUE
-----------------------------------------------------------------------------------------------------------
INSURED-ELECTRIC UTILITIES (CONTINUED)

$         500     Muscatine, IA, Electric, (AMBAC), 5.50%, 1/1/11                         $         566,645
          500     Muscatine, IA, Electric, (AMBAC), 5.50%, 1/1/12                                   570,930
          400     Piedmont, SC, Municipal Power Agency, (MBIA),
                  5.00%, 1/1/15                                                                     417,260
        1,000     Puerto Rico Electric Power Authority, (XLCA),
                  5.375%, 7/1/18                                                                  1,156,370
-----------------------------------------------------------------------------------------------------------
                                                                                          $      11,337,431
-----------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 1.7%

$         215     Connecticut Airport, (Bradley International Airport),
                  Signature Flight, (FGIC), Escrowed to Maturity,
                  7.40%, 10/1/04                                                          $         215,034
        1,000     Long Island Power Authority, NY, Electric System Revenue,
                  (FSA), Escrowed to Maturity, 5.25%, 12/1/14                                     1,149,070
        1,000     Metropolitan Transportation Authority, NY, Commuter
                  Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20                        1,091,050
        1,000     Metropolitan Transportation Authority, NY, Transit Facilities,
                  (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18                                   1,082,590
          500     Metropolitan Transportation Authority, NY, Transit Facilities,
                  (MBIA), Escrowed to Maturity, 5.00%, 7/1/17                                       545,385
-----------------------------------------------------------------------------------------------------------
                                                                                          $       4,083,129
-----------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 5.9%

$       1,655     Bridgeport, CT, (MBIA), 5.25%, 8/15/17                                  $       1,841,618
        2,500     Chicago, IL, (Central Loop Redevelopment),
                  (XLCA), 0.00%, 12/1/08                                                          2,215,650
        1,000     Egg Harbor Township, NJ, School District, (FSA),
                  5.50%, 7/15/19(4)                                                               1,166,070
        1,000     Hillsborough Township, NJ, School District, (FSA),
                  5.375%, 10/1/18                                                                 1,157,410
        1,850     New York, NY, (FGIC), 5.50%, 6/1/12                                             2,116,289
        2,000     New York, NY, (FGIC), 5.75%, 3/15/11                                            2,299,820
        1,000     San Diego, CA, Unified School District, (MBIA),
                  5.00%, 7/1/17                                                                   1,116,580
        1,400     Springfield, OH, City School District, (FGIC),
                  5.00%, 12/1/17                                                                  1,521,716
        1,000     St. Louis, MO, Board of Education, (FSA),
                  0.00%, 4/1/16                                                                     615,780
-----------------------------------------------------------------------------------------------------------
                                                                                          $      14,050,933
-----------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 1.7%

$         775     Akron, Bath and Copley, OH, Township, Hospital District,
                  (Childrens Hospital Center), (FSA), 5.25%, 11/15/15                     $         848,431
        1,180     Akron, Bath and Copley, OH, Township, Hospital District,
                  (Childrens Hospital Center), (FSA), 5.25%, 11/15/16                             1,286,401
        2,000     El Paso County, TX, Hospital District, (MBIA),
                  0.00%, 8/15/06                                                                  1,921,960
-----------------------------------------------------------------------------------------------------------
                                                                                          $       4,056,792
-----------------------------------------------------------------------------------------------------------

INSURED-INDUSTRIAL DEVELOPMENT REVENUE -- 0.2%

$         500     Monroe County, MI, (Detroit Edison), (AMBAC), (AMT),
                  6.35%, 12/1/04                                                          $         503,895
-----------------------------------------------------------------------------------------------------------
                                                                                          $         503,895
-----------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF
PARTICIPATION -- 1.9%

$       1,480     Anaheim, CA, Public Financing Authority, (Public
                  Improvements), (FSA), 0.00%, 9/1/19                                     $         726,680
        1,000     Laredo, TX, Certificates of Obligation, (MBIA),
                  4.50%, 2/15/17                                                                  1,013,860
        1,000     New Jersey Transportation Trust Fund Authority, Certificates
                  of Participation, (MBIA), 5.25%, 12/15/14(4)                                    1,133,910
        2,100     Texas Public Finance Authority, (MBIA), 0.00%, 2/1/12                           1,586,739
-----------------------------------------------------------------------------------------------------------
                                                                                          $       4,461,189
-----------------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 0.5%

$       1,000     Missouri Development Finance Board Cultural Facility,
                  (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/14                     $       1,117,730
-----------------------------------------------------------------------------------------------------------
                                                                                          $       1,117,730
-----------------------------------------------------------------------------------------------------------

INSURED-SOLID WASTE -- 0.6%

$       1,175     Massachusetts Development Finance Agency,
                  (Semass System), (MBIA), 5.625%, 1/1/12                                 $       1,335,658
-----------------------------------------------------------------------------------------------------------
                                                                                          $       1,335,658
-----------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 0.9%

$       1,000     Julington Creek Plantation, FL, Community Development
                  District, (MBIA), 4.75%, 5/1/19                                         $       1,040,370
        1,000     Reno, NV, Capital Improvements, (FGIC),
                  5.625%, 6/1/14                                                                  1,145,270
-----------------------------------------------------------------------------------------------------------
                                                                                          $       2,185,640
-----------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 11.5%

$       2,295     Chicago, IL, O'Hare International Airport, (MBIA), (AMT),
                  5.75%, 1/1/17                                                           $       2,536,847
        1,000     Denver, CO, City and County Airport, (FSA), (AMT),
                  5.00%, 11/15/11                                                                 1,079,300
        1,640     Denver, CO, City and County Airport, (MBIA),
                  6.00%, 11/15/11                                                                 1,906,943
        1,000     Houston, TX, Airport System, (FGIC), (AMT),
                  5.50%, 7/1/12                                                                   1,103,160
        2,000     Kenton County, KY, Airport, (Cincinnati/Northern Kentucky),
                  (MBIA), (AMT), 5.625%, 3/1/13                                                   2,217,900
        2,500     Massachusetts Port Authority, (Delta Airlines), (AMBAC),
                  (AMT), 5.50%, 1/1/15                                                            2,627,325

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)           SECURITY                                                        VALUE
-----------------------------------------------------------------------------------------------------------
INSURED-TRANSPORTATION (CONTINUED)

$       1,000     Miami-Dade County, FL, Aviation, (Miami International
                  Airport), (FGIC), (AMT), 5.50%, 10/1/13                                 $       1,111,260
        2,000     Minneapolis and St. Paul, MN, Metropolitan Airport
                  Commission, (FGIC), (AMT), 5.25%, 1/1/11                                        2,182,600
        1,430     Minneapolis and St. Paul, MN, Metropolitan Airports
                  Commission Airport, (FGIC), (AMT), 6.00%, 1/1/11                                1,603,588
        2,000     New Jersey Transportation Trust Fund Authority, (FSA),
                  5.25%, 10/1/14                                                                  2,292,400
        1,000     New Jersey Transportation Trust Fund Authority, (MBIA),
                  5.50%, 12/15/17(4)                                                              1,161,060
        1,000     Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18                                1,164,900
        1,000     Port Seattle, WA, (MBIA), (AMT), 6.00%, 2/1/11                                  1,135,800
        2,635     San Francisco, CA, City and County International Airport
                  Commission, (FGIC), 5.00%, 5/1/19                                               2,776,605
        2,000     Wayne Charter County, MI, Metropolitan Airport, (FGIC),
                  (AMT), 5.50%, 12/1/15                                                           2,220,300
-----------------------------------------------------------------------------------------------------------
                                                                                          $      27,119,988
-----------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 1.3%

$       2,000     Honolulu, HI, Wastewater System, (FGIC),
                  0.00%, 7/1/11                                                           $       1,561,400
        1,250     Washington County, OR, Clean Water Services, (MBIA),
                  5.25%, 10/1/16                                                                  1,433,150
-----------------------------------------------------------------------------------------------------------
                                                                                          $       2,994,550
-----------------------------------------------------------------------------------------------------------

LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 2.3%

$       3,385     New Jersey EDA, (School Facilities Construction),
                  5.50%, 9/1/19                                                           $       3,895,526
        1,500     New York Dormitory Authority, (Court Facilities),
                  5.50%, 5/15/17                                                                  1,660,965
-----------------------------------------------------------------------------------------------------------
                                                                                          $       5,556,491
-----------------------------------------------------------------------------------------------------------

NURSING HOME -- 0.7%

$         840     Clovis, NM, IDR, (Retirement Ranches, Inc.),
                  7.75%, 4/1/19                                                           $         868,787
          250     Massachusetts IFA, (Age Institute of Massachusetts),
                  7.60%, 11/1/05                                                                    250,155
          485     Wisconsin HEFA, (Wisconsin Illinois Senior Housing),
                  7.00%, 8/1/29                                                                     455,206
-----------------------------------------------------------------------------------------------------------
                                                                                          $       1,574,148
-----------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 5.0%

$         890     Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20                    $         924,265
        2,000     California Statewide Communities Development Authority,
                  (East Valley Tourist Development Authority),
                  8.25%, 10/1/14                                                                  2,045,000
$       2,400     Capital Trust Agency, FL, (Seminole Tribe Convention),
                  8.95%, 10/1/33                                                          $       2,789,544
        1,000     Capital Trust Agency, FL, (Seminole Tribe Convention),
                  10.00%, 10/1/33                                                                 1,199,280
        2,500     Golden Tobacco Securitization Corp., CA, 5.00%, 6/1/13                          2,501,800
        1,000     Mohegan Tribe, CT, Gaming Authority, 5.375%, 1/1/11                             1,091,220
        1,000     Sandoval County, NM, (Santa Ana Pueblo),
                  7.75%, 7/1/15                                                                   1,030,250
          225     Santa Fe, NM, (Crow Hobbs), 8.25%, 9/1/05                                         224,021
-----------------------------------------------------------------------------------------------------------
                                                                                          $      11,805,380
-----------------------------------------------------------------------------------------------------------

POOLED LOANS -- 1.6%

$       1,900     Arizona Educational Loan Marketing Corp., (AMT),
                  6.25%, 6/1/06                                                           $       1,992,967
        1,000     Arizona Student Loan Acquisition Authority, (AMT),
                  7.625%, 5/1/10                                                                  1,022,900
          790     Ohio Economic Development, (Ohio Enterprise Bond Fund),
                  (AMT), 5.25%, 12/1/15                                                             831,609
-----------------------------------------------------------------------------------------------------------
                                                                                          $       3,847,476
-----------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 1.5%

$         770     Albuquerque, NM, Retirement Facilities, (La Vida Liena
                  Retirement Center), 6.60%, 12/15/28                                     $         752,629
        1,105     Arizona Health Facilities Authority, (Care Institute,
                  Inc.-Mesa), 7.625%, 1/1/06(5)                                                   1,010,335
          500     Kansas City, MO, IDR, (Kingswood Manor),
                  5.80%, 11/15/17                                                                   458,215
          240     Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30                             228,005
          300     Mesquite, TX, Health Facilities Development,
                  (Christian Care Centers), 7.00%, 2/15/10                                          320,310
          395     Michigan Hospital Finance Authority, (Presbyterian Villages),
                  6.20%, 1/1/06                                                                     400,554
          495     North Miami, FL, Health Facilities Authority, (Imperial Club),
                  6.75%, 1/1/33                                                                     455,281
-----------------------------------------------------------------------------------------------------------
                                                                                          $       3,625,329
-----------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 5.5%

$       1,500     Brentwood, CA, Infrastructure Financing Authority,
                  6.375%, 9/2/33                                                          $       1,545,435
          500     Concorde Estates Community Development District, FL,
                  Capital Improvements, 5.00%, 5/1/11                                               501,955
          500     Cottonwood, CO, Water and Sanitation District,
                  7.75%, 12/1/20                                                                    526,860
        2,000     Detroit, MI, Downtown Development Authority Tax
                  Increment, 0.00%, 7/1/21                                                          839,440
          300     Fishhawk, FL, Community Development District,
                  5.00%, 11/1/07                                                                    302,769

                        See notes to financial statements

PRINCIPAL AMOUNT
(000'S OMITTED)           SECURITY                                                        VALUE
-----------------------------------------------------------------------------------------------------------
SPECIAL TAX REVENUE (CONTINUED)

$       2,100     Fishhawk, FL, Community Development District II,
                  5.125%, 11/1/09                                                         $       2,127,636
          250     Frederick County, MD, Urbana Community Development
                  Authority, 6.625%, 7/1/25                                                         260,060
          485     Gateway, FL, Services Community Development District,
                  (Stoneybrook), 5.50%, 7/1/08                                                      494,210
        2,000     Heritage Harbour, FL, South Community Development
                  District, Capital Improvements, 5.25%, 11/1/08                                  2,013,620
          170     Heritage Palms Community Development District, FL,
                  Capital Improvements, 6.25%, 11/1/04                                              170,027
          210     Longleaf, FL, Community Development District,
                  6.20%, 5/1/09                                                                     203,553
        1,000     New York Local Government Assistance Corp.,
                  5.25%, 4/1/16                                                                   1,125,650
        2,000     Sterling Hill Community Development District, FL,
                  Capital Improvements, 5.50%, 11/1/10                                            2,033,460
          115     Stoneybrook, FL, West Community Development District,
                  6.45%, 5/1/10                                                                     116,901
          850     Tiverton, RI, Obligation Tax Increment, (Mount Hope
                  Bay Village), 6.00%, 5/1/09                                                       867,145
-----------------------------------------------------------------------------------------------------------
                                                                                          $      13,128,721
-----------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 4.3%

$       1,170     Delaware River Joint Toll Bridge Commission, PA,
                  5.25%, 7/1/15                                                           $       1,288,837
          300     Eagle County, CO, Airport Terminal Corp., (American
                  Airlines), (AMT), 6.75%, 5/1/06                                                   301,425
        2,500     Louisiana Offshore Terminal Authority, Deepwater Port
                  Revenue, (Loop, LLC), 5.25%, 9/1/15                                             2,686,775
        2,000     New Jersey Transportation Trust Fund Authority,
                  (Transportation System), 5.50%, 6/15/14                                         2,260,240
        1,000     Northwest Arkansas Regional Airport Authority, (AMT),
                  7.625%, 2/1/27                                                                  1,064,300
        1,000     Port Authority of New York and New Jersey,
                  5.375%, 3/1/28                                                                  1,100,170
        1,300     Port Authority of New York and New Jersey, (AMT),
                  5.50%, 7/15/12                                                                  1,420,159
-----------------------------------------------------------------------------------------------------------
                                                                                          $      10,121,906
-----------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 0.2%

$         500     Michigan Municipal Bond Authority, (Drinking Water),
                  5.25%, 10/1/19                                                          $         551,695
-----------------------------------------------------------------------------------------------------------
                                                                                          $         551,695
-----------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.6%
   (IDENTIFIED COST $221,990,151)                                                         $     233,673,367
-----------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.4%                                                    $       3,238,763
-----------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                      $     236,912,130
-----------------------------------------------------------------------------------------------------------

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

At September 30, 2004, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

New York                                              13.9%

Others, representing less than 10% individually       84.7%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2004, 32.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.2% to 10.5% of total investments.

(1) Security (or a portion thereof) has been segregated to cover when-issued securities.
(2) Non-income producing security.
(3) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4) When-issued security.
(5) The Portfolio is accruing only partial interest on this security.

                        See notes to financial statements

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 2004 FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2004

ASSETS

Investments, at value (identified cost, $221,990,151)                              $      233,673,367
Cash                                                                                        1,346,001
Receivable for investments sold                                                             1,618,393
Interest receivable                                                                         3,648,748
Receivable for daily variation margin on open financial futures contracts                     127,906
-----------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $      240,414,415
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for when-issued securities                                                 $        3,470,781
Payable to affiliate for Trustees' fees                                                            33
Accrued expenses                                                                               31,471
-----------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $        3,502,285
-----------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                          $      236,912,130
-----------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                            $      225,879,201
Net unrealized appreciation (computed on the basis of identified cost)                     11,032,929
-----------------------------------------------------------------------------------------------------
TOTAL                                                                              $      236,912,130
-----------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004

INVESTMENT INCOME

Interest                                                                           $        5,816,048
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                            $        5,816,048
-----------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                             $          521,048
Trustees' fees and expenses                                                                     5,366
Custodian fee                                                                                  72,427
Legal and accounting services                                                                  22,916
Miscellaneous                                                                                  16,878
-----------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $          638,635
-----------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                                                      $            4,641
-----------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                           $            4,641
-----------------------------------------------------------------------------------------------------

NET EXPENSES                                                                       $          633,994
-----------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                              $        5,182,054
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                                 $          271,980
   Financial futures contracts                                                               (602,260)
-----------------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                                  $         (330,280)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
   Investments (identified cost basis)                                             $         (442,495)
   Financial futures contracts                                                                (69,096)
-----------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $         (511,591)
-----------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                                   $         (841,871)
-----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $        4,340,183
-----------------------------------------------------------------------------------------------------

                       See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS ENDED
INCREASE (DECREASE)                                                      SEPTEMBER 30, 2004    YEAR ENDED
IN NET ASSETS                                                            (UNAUDITED)           MARCH 31, 2004
-----------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                                 $        5,182,054    $        9,693,783
   Net realized loss from investment and financial futures contracts
      transactions                                                                 (330,280)           (1,067,461)
   Net change in unrealized appreciation (depreciation) from
      investments and financial futures contracts                                  (511,591)            4,082,295
-----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                               $        4,340,183    $       12,708,617
-----------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                         $       43,834,355    $      107,868,792
   Withdrawals                                                                  (41,778,681)          (87,799,183)
-----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                     $        2,055,674    $       20,069,609
-----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                               $        6,395,857    $       32,778,226
-----------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                   $      230,516,273    $      197,738,047
-----------------------------------------------------------------------------------------------------------------
At end of period                                                         $      236,912,130    $      230,516,273
-----------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

SUPPLEMENTARY DATA

                                           SIX MONTHS ENDED                           YEAR ENDED MARCH 31,
                                           SEPTEMBER 30, 2004   ----------------------------------------------------------------
                                           (UNAUDITED)               2004         2003        2002(1)       2001         2000
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily
  net assets):
   Expenses                                        0.55%(2)             0.54%        0.55%        0.57%        0.61%        0.65%
   Expenses after custodian fee reduction          0.54%(2)             0.54%        0.54%        0.54%        0.60%        0.63%
   Net investment income                           4.44%(2)             4.48%        4.79%        5.18%        5.68%        5.49%
Portfolio Turnover                                   14%                  27%          24%          12%          13%          27%
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                    1.94%                5.99%        9.18%        3.75%          --           --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)     $ 236,912           $  230,516   $  197,738   $  114,856   $   86,917   $   89,937
--------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of the net investment income to average net assets from 5.16% to 5.18%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(2) Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 2004 NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   SIGNIFICANT ACCOUNTING POLICIES

    The objective of the National Limited Maturity Municipals Portfolio (The Portfolio) is to provide high current income exempt from regular federal income tax. The Portfolio is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2004, the Eaton Vance National Limited Maturity Municipals Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

    A INVESTMENT VALUATION -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

    C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its respective investors, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

    D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

    E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

    F WHEN-ISSUED AND DELAYED TRANSACTIONS -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are are marked-to-market daily and begin earning interest on settlement date.

    G EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

    H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

    I INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

    J OTHER -- Investment transactions are accounted for on a trade date basis.

    K INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to September 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolios' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 2004, the fee was equivalent to 0.45% (annualized) of the Portfolio's average net assets for such period and amounted to $521,048. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2004, no significant amounts have been deferred.

3   LINE OF CREDIT

    The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings may be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended September 30, 2004.

4   INVESTMENTS

    Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $39,176,600 and $31,039,967 respectively, for the six months ended September 30, 2004.

5   FEDERAL INCOME TAX BASIS OF INVESTMENTS

    The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                           $     221,778,476
    ----------------------------------------------------------
    Gross unrealized appreciation            $      12,251,657
    Gross unrealized depreciation                     (356,766)
    ----------------------------------------------------------
    NET UNREALIZED APPRECIATION              $      11,894,891
    ----------------------------------------------------------

6   FINANCIAL INSTRUMENTS

    The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

    A summary of obligations under these financial instruments as of September 30, 2004, is as follows:

    FUTURES CONTRACTS

    EXPIRATION                                          AGGREGATE                                NET UNREALIZED
    DATE(S)             CONTRACTS           POSITION    FACE VALUE           VALUE                DEPRECIATION
    -------------------------------------------------------------------------------------------------------------
    12/04         276 U.S. Treasury Bond    Short       $   (30,406,920)     $    (30,972,348)   $      (565,428)
    -------------------------------------------------------------------------------------------------------------
    12/04         101 U.S. Treasury Note    Short           (11,290,266)          (11,375,125)           (84,859)
    -------------------------------------------------------------------------------------------------------------
                                                                                                 $      (650,287)
    -------------------------------------------------------------------------------------------------------------

    At September 30, 2004, the Portfolio had sufficient cash and/or securities to cover margin requirements on open future contracts.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO

OFFICERS
Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and Portfolio Manager

Cynthia J. Clemson
Vice President

Robert B. MacIntosh
Vice President

William J. Austin, Jr.
Treasurer

Alan R. Dynner
Secretary

Paul M. O'Neil
Chief Compliance Officer

TRUSTEES
James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO

By:     /s/Thomas J. Fetter
       -------------------------
       Thomas J. Fetter
       President


Date:        November 17, 2004
             -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/William J. Austin, Jr.
       --------------------------
       William J. Austin, Jr.
       Treasurer


Date:  November 17, 2004
       -----------------


By:     /s/Thomas J. Fetter
       -------------------------
       Thomas J. Fetter
       President


Date:        November 17, 2004
             -----------------